Document and Entity Information	Aug. 17, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2020
Entity Registrant Name	NEOGEN CORP
Entity Central Index Key	0000711377
Entity Emerging Growth Company	false
Entity File Number	0-17988
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-2367843
Entity Address, Address Line One	620 Lesher Place
Local Phone Number	372-9200
Entity Address, State or Province	MI
Entity Address, City or Town	Lansing
City Area Code	517
Entity Address, Postal Zip Code	48912
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false